EP Emerging Markets Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 94.2%
	BRAZIL — 5.8%
65,230	Arco Platform Ltd. - Class A *	$863,645
300,000	B3 S.A. - Brasil Bolsa Balcao	765,912
250,000	Banco Bradesco S.A. - ADR	697,500
93,480	CI&T, Inc. - Class A *	695,491
754,890	Locaweb Servicos de Internet S.A. *,1	953,223
568,975	Lojas Quero Quero S.A. *	414,713
1,397,810	Meliuz S.A. *,1	305,650
		4,696,134
	CHILE — 1.5%
80,000	Cia Cervecerias Unidas S.A. - ADR	1,248,800
	CHINA — 19.1%
259,965	Amoy Diagnostics Co., Ltd. - Class A	1,109,820
300,000	Anhui Conch Cement Co., Ltd. - Class H	1,138,919
2,700,000	China Forestry Holdings Co., Ltd. *,2	—
337,385	Chongqing Fuling Zhacai Group Co., Ltd. - Class A	1,334,795
700,000	CSPC Pharmaceutical Group Ltd.	798,137
25,000	ENN Energy Holdings Ltd.	376,666
652,995	Haitian International Holdings Ltd.	2,003,997
290,764	Hefei Meyer Optoelectronic Technology, Inc. - Class A	1,182,407
1,500,000	Industrial & Commercial Bank of China Ltd. - Class H	802,377
120,000	Lepu Medical Technology Beijing Co., Ltd. - Class A	397,103
9,200	Meituan - Class B *,1	205,673
92,000	Tencent Holdings Ltd.	4,483,032
209,733	Yifeng Pharmacy Chain Co., Ltd. - Class A	1,765,314
		15,598,240
	HONG KONG — 1.3%
250,000	China Resources Gas Group Ltd.	1,051,303
	HUNGARY — 0.4%
15,000	Richter Gedeon Nyrt	338,721
	INDIA — 9.9%
40,000	AIA Engineering Ltd.	1,344,872
500,000	Castrol India Ltd.	721,273
400,000	City Union Bank Ltd.	777,554
639,575	EPL Ltd.	1,221,865
50,000	GMM Pfaudler Ltd.	1,006,186
15,200	L&T Technology Services Ltd. [1]	624,095
60,390	Medplus Health Services Ltd. *	470,076

EP Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDIA (Continued)
12,550	Metropolis Healthcare Ltd. [1]	$206,895
32,060	Mphasis Ltd.	818,071
300,000	Oil India Ltd.	859,149
		8,050,036
	INDONESIA — 4.9%
55,000,000	Ace Hardware Indonesia Tbk P.T.	1,800,795
3,677,180	Bank BTPN Syariah Tbk P.T.	628,837
3,500,000	Indofood Sukses Makmur Tbk P.T.	1,572,899
		4,002,531
	MALAYSIA — 3.9%
3,297,550	Frontken Corp. Bhd	2,570,988
1,395,750	MR DIY Group M Bhd [1]	623,438
		3,194,426
	MEXICO — 3.8%
400,000	Bolsa Mexicana de Valores S.A.B. de C.V.	867,529
400,000	Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	763,442
170,000	Regional S.A.B. de C.V. - Class A	1,466,764
		3,097,735
	PHILIPPINES — 2.2%
3,200,000	DMCI Holdings, Inc.	646,063
1,987,895	Wilcon Depot, Inc.	1,164,451
		1,810,514
	POLAND — 1.7%
15,000	Dino Polska S.A. *,1	1,358,921
	SINGAPORE — 0.9%
697,960	Nanofilm Technologies International Ltd.	771,326
	SOUTH AFRICA — 1.0%
4,834	Clicks Group Ltd.	73,727
12,392	JSE Ltd.	82,435
90,000	Vodacom Group Ltd.	632,507
		788,669
	SOUTH KOREA — 11.6%
5,940	Chunbo Co., Ltd.	1,157,271
9,050	Hansol Chemical Co., Ltd. *	1,560,451
31,000	Kakao Games Corp. *	1,178,551
113,345	Koh Young Technology, Inc. *	1,590,594

EP Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SOUTH KOREA (Continued)
10,000	KT&G Corp. *	$750,115
13,920	LEENO Industrial, Inc.	1,943,249
1,100	NCSoft Corp. *	407,144
9,775	Tokai Carbon Korea Co., Ltd. *	832,530
		9,419,905
	TAIWAN — 19.7%
40,335	Airtac International Group	1,379,424
550,000	Asia Cement Corp.	774,838
28,264	ASPEED Technology, Inc.	2,001,612
230,915	Chroma ATE, Inc.	1,432,991
400,000	Formosa Plastics Corp.	1,192,348
5,000	Largan Precision Co., Ltd.	356,807
35,000	MediaTek, Inc.	845,634
33,600	momo.com, Inc.	894,149
450,000	Nan Ya Plastics Corp.	1,132,483
40,000	Nien Made Enterprise Co., Ltd.	416,913
50,000	Novatek Microelectronics Corp.	595,393
50,000	Parade Technologies Ltd.	1,546,184
150,000	Realtek Semiconductor Corp.	1,610,833
33,580	Silergy Corp.	683,335
40,000	Taiwan Semiconductor Manufacturing Co., Ltd.	705,872
10,000	Voltronic Power Technology Corp.	506,043
		16,074,859
	THAILAND — 3.4%
1,500,000	Thai Beverage PCL	801,263
1,912,380	TOA Paint Thailand PCL	1,974,253
		2,775,516
	UNITED KINGDOM — 1.4%
243,230	VTEX - Class A *	1,101,832
	UNITED STATES — 1.0%
50,000	Freshworks, Inc. - Class A *	809,000
	URUGUAY — 0.7%
500	MercadoLibre, Inc. *	590,845
	TOTAL COMMON STOCKS
	(Cost $82,977,948)	76,779,313

EP Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2023 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 6.0%
4,877,726	Federated Hermes Treasury Obligations Fund - Institutional Class, 4.119% [3]	$4,877,726
	Total Short-Term Investments
	(Cost $4,877,726)	4,877,726
	TOTAL INVESTMENTS — 100.2%
	(Cost $87,855,674)	81,657,039
	Liabilities in Excess of Other Assets — (0.2)%	(173,037)
	TOTAL NET ASSETS — 100.0%	$81,484,002

ADR – American Depository Receipt
PCL – Public Company Limited

*Non-income producing security.
[1]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $4,277,895, which represents 5.25% of Net Assets.
[2]Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of these securities is $0.
[3]The rate is the annualized seven-day yield at period end.